WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 153.9%
Alabama - 1.5%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$750,000	$807,588
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	150,000	149,250	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	200,000	207,067	(c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	850,000	850,557	(a)(b)

Total Alabama				2,014,462

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	261,568
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	301,767	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	475,262
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	218,785

Total Alaska				1,257,382

Arizona - 3.1%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,658,912	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	285,764	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,094,453

Total Arizona				4,039,129

California - 19.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	600,000	643,687
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	516,490
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.520%	4/1/24	2,500,000	2,512,144	(a)(b)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$150,000	$149,860	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	700,000	736,449	(a)(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,003,005	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,001,175	(c)(d)
California State, GO, Various Purpose	5.000%	4/1/43	3,000,000	3,003,040
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,059,025
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,583,543	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series A	5.000%	7/1/42	1,000,000	1,052,230
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,090,818
Series C	6.500%	11/1/39	2,000,000	2,385,869
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	500,482	(a)(b)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	774,358
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1	5.750%	9/1/52	400,000	384,432
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	803,596
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	324,195
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,500,000	1,522,555	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	257,361

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	$300,000	$307,922
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,078,865

Total California				25,691,101

Colorado - 4.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	500,499
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	300,000	310,332	(a)(b)
Commonspirit Health Project, Series A-2	4.000%	8/1/49	600,000	520,328
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	189,196
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	3,500,000	4,171,923

Total Colorado				5,692,278

Connecticut - 2.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	536,426
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	503,101
Series E	5.000%	10/15/34	270,000	286,706
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	246,858	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,059,180

Total Connecticut				2,632,271

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	501,021

District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	810,561

Florida - 8.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	354,306	(c)
Series A	5.000%	10/1/45	1,000,000	1,008,434	(c)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	$160,000	$160,404	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	747,180
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	200,000	183,356
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	509,213	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	256,425	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,075,179
Series A, Refunding	5.000%	10/1/49	500,000	507,493	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,272,178
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,000,000	1,044,035	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	300,000	313,304
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	258,650
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/52	650,000	650,746
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	150,000	119,982
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,038,807

Total Florida				11,499,692

Georgia - 1.4%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	250,000	257,857
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	250,000	258,741
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	295,000	282,214
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	202,883
Project One, Series A	5.000%	1/1/50	250,000	254,743
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	650,000	648,830

Total Georgia				1,905,268

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	$260,000	$249,772

Illinois - 20.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	493,198
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	319,617
Dedicated, Series H	5.000%	12/1/46	1,250,000	1,199,524
Series D	5.000%	12/1/46	2,000,000	1,903,758
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	750,000	772,637
Series A, Refunding	6.000%	1/1/38	500,000	524,828
Series C, Refunding	5.000%	1/1/25	1,000,000	1,014,249
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	256,027
Senior Lien, Series D	5.000%	1/1/47	500,000	512,257
Senior Lien, Series D	5.000%	1/1/52	500,000	510,899
Series C	5.000%	1/1/35	2,200,000	2,228,249	(c)
Series C, Refunding	5.000%	1/1/43	750,000	779,045	(c)
TrIPS Obligated Group	5.000%	7/1/48	200,000	198,081	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	253,210
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	517,755
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	400,000	400,560
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	759,051
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	812,057
Second Lien Project	5.000%	11/1/39	500,000	503,426
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	750,000	692,434

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	$500,000	$473,466
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	264,304
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,582,794
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	511,878
Series 2016	5.000%	11/1/33	650,000	668,546
Series 2016, Refunding	5.000%	2/1/29	440,000	457,705
Series A	5.000%	5/1/36	250,000	257,818
Series A	5.000%	3/1/37	750,000	780,575
Series A	5.000%	5/1/39	600,000	613,373
Series A	5.000%	3/1/46	500,000	505,252
Series A, Refunding	5.000%	10/1/29	1,300,000	1,370,371
Series D	5.000%	11/1/27	400,000	419,252
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	646,228
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,000,000	976,637
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,502,136
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,464,014

Total Illinois				27,145,211

Indiana - 1.1%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	300,000	280,082
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	250,000	242,668
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	888,022

Total Indiana				1,410,772

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 1.3%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$1,000,000	$1,003,753	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	500,000	488,950
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	200,000	174,632

Total Iowa				1,667,335

Kentucky - 1.1%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,486,125	(a)(b)

Louisiana - 2.6%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	510,001	(c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,174,495
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	500,000	465,664	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	350,000	327,841	(a)(b)

Total Louisiana				3,478,001

Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	451,626
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	350,000	322,757

Total Maryland				774,383

Massachusetts - 4.9%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	355,857
Massachusetts State DFA Revenue:
Boston Medical Center, Series G	5.250%	7/1/52	500,000	521,269
International Charter School	5.000%	4/15/40	1,875,000	1,875,814
Northeastern University Issue, Refunding	5.000%	10/1/44	750,000	828,621
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	189,497
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	237,993

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	$400,000	$407,541	(c)
Series A, Refunding	5.000%	7/1/36	500,000	530,210	(c)
Series E	5.000%	7/1/46	1,500,000	1,556,412	(c)

Total Massachusetts				6,503,214

Michigan - 2.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	293,104
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,295,000	1,328,280
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	158,316
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	252,467
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	375,938
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	80,000	80,864
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	398,757	(c)

Total Michigan				2,887,726

Missouri - 0.4%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	140,573
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	330,163

Total Missouri				470,736

Nebraska - 0.4%
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	474,636

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 11.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	$240,000	$247,063
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,005,285	(c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	451,925
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	176,274	(c)
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	1,990,312	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,050,106
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	105,232
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	307,805
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,230,477
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,337,178
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,145,965
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	206,738

Total New Jersey				15,254,360

New York - 21.5%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	814,149
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	519,472
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	267,800
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	437,489
Series A-2	5.000%	5/15/30	500,000	530,289	(a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	253,587
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	1,250,000	1,221,973
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	356,191

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	$1,300,000	$1,226,133
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,031,098
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	462,366
Non-State Supported Debt, New School University, Series A	5.000%	7/1/35	140,000	145,931	(e)
Non-State Supported Debt, New School University, Series A	5.000%	7/1/35	1,900,000	1,949,041
Non-State Supported Debt, Series A, AGM	5.000%	10/1/35	1,000,000	1,093,612
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	850,000	903,505
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,058,211
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,041,763
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	471,749	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	1,200,000	894,816
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	1,000,000	931,408
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	517,793	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	670,868	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	227,411	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	300,028	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,600,000	2,559,773	(c)

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	$750,000	$711,210
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	916,822	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	264,297
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	500,000	527,714
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,050,000	2,184,404
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	696,659
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,071,246

Total New York				28,258,808

North Carolina - 1.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	526,504
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	236,687
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	750,690

Total North Carolina				1,513,881

North Dakota - 0.5%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	850,000	632,368

Ohio - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,023,120
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	450,000	393,571	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	170,000	148,234	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	300,000	298,301	(a)(b)(c)

Total Ohio				1,863,226

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.2%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	$1,000,000	$700,461
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	609,403
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	259,171	(c)

Total Oregon				1,569,035

Pennsylvania - 10.1%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	480,561
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	250,000	241,971
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	267,973
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	125,000	129,036	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	290,000	299,363	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	335,000	338,595
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	260,304	(e)
Lancaster County, PA, Convention Center
Authority Revenue, Hotel Room Rental Tax,
Series B, Refunding	4.750%	5/1/53	1,000,000	1,002,976
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	750,000	777,729
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	340,448	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,900,000	1,936,575	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	500,000	529,488
Series A-2, Refunding	5.000%	12/1/48	1,000,000	1,034,875
Series B, Refunding	5.250%	12/1/47	300,000	327,538

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	$2,000,000	$2,026,863	(c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	488,079
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	268,487
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	528,574
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	265,019
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,033,529
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	209,338
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	521,742

Total Pennsylvania				13,309,063

Puerto Rico - 6.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	1,000,000	965,804	(d)
Series B, Refunding	5.000%	7/1/33	500,000	501,317	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	100,000	62,500
Restructured, Series A	5.000%	7/1/62	105,000	97,388
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	4,690	4,402
CAB, Restructured, Series A-1	0.000%	7/1/33	18,141	10,336
Restructured, Series A-1	5.250%	7/1/23	7,871	7,894
Restructured, Series A-1	5.375%	7/1/25	15,700	15,941
Restructured, Series A-1	5.625%	7/1/27	15,558	16,072
Restructured, Series A-1	5.625%	7/1/29	15,305	15,969
Restructured, Series A-1	5.750%	7/1/31	14,866	15,648
Restructured, Series A-1	4.000%	7/1/33	14,097	12,632
Restructured, Series A-1	4.000%	7/1/35	217,671	190,659
Restructured, Series A-1	4.000%	7/1/37	940,000	803,901
Restructured, Series A-1	4.000%	7/1/41	139,786	115,472
Restructured, Series A-1	4.000%	7/1/46	15,377	12,245
Subseries CW	0.000%	11/1/43	66,573	28,710	(b)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$670,000	$467,325	*(f)
Series A	5.050%	7/1/42	100,000	69,750	*(f)
Series XX	5.250%	7/1/40	1,075,000	755,187	*(f)
Series ZZ, Refunding	-	7/1/18	300,000	205,125	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	229,521
CAB, Restructured, Series A-1	0.000%	7/1/46	1,800,000	461,304
Restructured, Series A-1	4.550%	7/1/40	70,000	65,371
Restructured, Series A-1	4.750%	7/1/53	830,000	743,997
Restructured, Series A-1	5.000%	7/1/58	270,000	250,506
Restructured, Series A-2	4.329%	7/1/40	1,910,000	1,735,621
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	980,565

Total Puerto Rico				8,841,162

South Carolina - 0.8%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	550,000	512,028
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	521,511	(c)

Total South Carolina				1,033,539

South Dakota - 0.2%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	203,254

Tennessee - 1.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	700,789
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	350,089
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,499,123	(a)(b)

Total Tennessee				2,550,001

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 10.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$250,000	$262,677
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	363,392
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	500,000	511,780	(c)
Series B	5.000%	11/15/39	750,000	782,742	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	1,020,000	925,221
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,022,316
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,145,149
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	400,000	451,770	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	400,000	378,231
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	1,000,000	989,971	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	600,000	517,190	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	701,064	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	41,566	(c)
Series 2017	5.000%	11/1/36	40,000	41,080	(c)
Newark, TX, Higher Education Finance Corp.,
Education Revenue, TLC Academy, Series A	4.000%	8/15/51	300,000	223,740
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	258,348
Series B, Refunding	5.000%	1/1/45	600,000	609,950
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	750,000	715,720
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	460,264	(c)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$150,000	$109,500	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	2,500	*(f)

Total Texas				13,514,171

Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	253,668
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	250,000	206,285
Series 2021	4.000%	10/15/36	100,000	86,428

Total Utah				546,381

Virginia - 2.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	273,553
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	308,147	(c)
Series B, Refunding	5.000%	7/1/45	500,000	511,070	(c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	267,575
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,283,079	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	350,000	353,296	(c)

Total Virginia				2,996,720

Washington - 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	250,000	227,238	(c)
Series 2019	5.000%	4/1/44	500,000	516,895	(c)
Series 2022, Refunding	5.000%	8/1/41	750,000	794,004	(c)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	476,977

Total Washington				2,015,114

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 4.4%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	$500,000	$514,949
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	3,917,742	(c)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	200,000	195,755
Cone Health, Series A	5.000%	10/1/52	500,000	516,747
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	410,000	309,768	(d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	350,000	377,518

Total Wisconsin				5,832,479

TOTAL MUNICIPAL BONDS (Cost - $206,098,831)				202,524,638

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 3.5%
New York - 3.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	2,020,000	2,230,325
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	2,475,000	2,356,863

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $4,645,532)				4,587,188

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $210,744,363)				207,111,826

SHORT-TERM INVESTMENTS - 1.3%
MUNICIPAL BONDS - 1.3%
Georgia - 1.3%
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen Project, Second Series 2022 (Cost - $1,700,000)	3.050%	11/1/62	1,700,000	1,700,000	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $34,552)	4.513%	34,552	$34,552	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,734,552)			1,734,552

TOTAL INVESTMENTS - 158.7% (Cost - $212,478,915)			208,846,378
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (8.0)%			(10,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (50.5)%			(66,500,000)
TOB Floating Rate Notes - (2.0)%			(2,580,000)
Other Assets in Excess of Other Liabilities - 1.8%			2,456,455

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$131,622,833

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2023.

(g)	The maturity principal is currently in default as of February 28, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $34,552 and the cost was $34,552 (Note 2).

See Notes to Schedule of Investments.

18	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund pursues its objectives by investing substantially all of its assets in a diversified portfolio of tax-exempt securities. As a matter of fundamental policy which cannot be changed without shareholder approval, under normal market conditions at least 80% of the Fund’s net assets will be invested in tax-exempt securities. The Fund invests primarily in tax-exempt securities that are rated “investment grade” at the time of purchase by at least one rating agency and that the subadviser believes do not involve undue risk to income or principal or, if unrated, determined to be of comparable credit quality by the subadviser, but the Fund may invest up to 20% of its net assets in securities rated below “investment grade” (commonly known as “high yield” or “junk” bonds) at the time of purchase. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more

20

Notes to Schedule of Investments (unaudited) (cont’d)

broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$202,524,638	—	$202,524,638
Municipal Bonds Deposited in Tender Option Bond Trust	—	4,587,188	—	4,587,188

Total Long-Term Investments	—	207,111,826	—	207,111,826

Short-Term Investments†:
Municipal Bonds	—	1,700,000	—	1,700,000
Money Market Funds	$34,552	—	—	34,552

Total Short-Term Investments	34,552	1,700,000	—	1,734,552

Total Investments	$34,552	$208,811,826	—	$208,846,378

†	See Schedule of Investments for additional detailed categorizations.

22

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at November 30, 2022					Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,104	$898,449	898,449	$881,001	881,001	—	$498	—	$34,552

23